MARKETABLE SECURITIES AND LONG-TERM INVESTMENTS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Cost-method Investments
Amortized cost of marketable securities		$ 8.7
Gross unrealized gains		$ 3.0
Proceeds from sale of available-for-sale marketable securities	$ 11.7
Gross realized gains from sale of available-for-sale marketable securities	$ 3.1
Number of cost method investments	4
Zhenai Inc.
Schedule of Cost-method Investments
Ownership percentage	21.00%